Segment Reporting	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 8 - SEGMENT REPORTING:

The Company accounts for its segment information in accordance with IFRS 8 “Segment Reporting” which establishes annual and interim reporting standards for operating segments of a Company based on the Company’s internal accounting methods. Operating segments are based upon its internal organization structure, the manner in which our operations are managed and the availability of separate financial information. The Company has two operating segments: Products segment and Patient services segment.

Products:

Development, manufacture and marketing of trans-telephonic and wireless diagnostic equipment for the medical industry and consumer market. Mobile medical device platform designed for self-testing of vital signs for the consumer market.

Patient Services:

Cardiac monitoring services of MCT, Event, Holter and Extended Holter.

Summarized financial information by segment, based on the Company’s internal financial reporting system utilized by the Company’s chief operating decision makers, follows:

For the six-months period ended June 30, 2021:

	Products:	Patient Services:	Total:
	Unaudited
Revenues from external customers	50	2,875	2,925
Segment loss	1,528	883	2,411
Unallocated general and administrative expenses			1,862
Finance expenses, net			503
Loss before taxes on income			4,776

For the six-months period ended June 30, 2020:

	Products:	Patient Services:	Total:
	Unaudited
Revenues from external customers	29	1,981	2,010
Segment loss	1,739	1,828	3,567
Unallocated general and administrative expenses			1,067
Finance expenses, net			356
Loss before taxes on income			4,990